Transactions with Related Parties - Statement of Operations (Tables) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Voyage expenses	$ (48,605)	$ (59,486)
Voyage revenues, net	169,488	182,962
TMS Tankers Ltd.
Voyage expenses	(1,297)	(982)
General and administrative expenses
Management fees	(3,688)	(4,354)
TMS Bulkers Ltd.
Voyage expenses	(1,165)	(1,401)
General and administrative expenses
Management fees	(12,683)	(14,742)
Cardiff Tankers Inc.
Voyage expenses	(1,297)	(982)
Fabiana Services S.A
General and administrative expenses
Consultancy fees	(1,500)	(1,854)
Vivid Finance Limited
General and administrative expenses
Consultancy fees	(1,887)	(5,922)
Azara Services S.A.
General and administrative expenses
Consultancy fees	(1,092)	(1,250)
Basset Holdings Inc.
General and administrative expenses
Consultancy fees	(2,468)	(616)
CEO DryShips
General and administrative expenses
Amortization of CEO stock based compensation	(3,328)	(2,924)
CEO Ocean Rig
General and administrative expenses
Amortization of CEO stock based compensation	(1,395)	(653)
Cardiff Drilling
Service revenues, net	$ 7,366	$ 7,729